Contingent consideration 1 - Summary of reconciliation of contingent consideration (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Contingent Consideration	$ 7,004,621	$ 6,870,783
Interest	232,447	339,436
Foreign currency (gain)/loss	316,836	(86,131)
Gain on revaluation of contingent consideration	(750,007)	(119,467)
Contingent Consideration	$ 6,803,897	$ 7,004,621